FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Interest Rate Risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share price of publicly traded investments, change	$ 1
Impact on net income	0	$ 0
Impact on other comprehensive income	$ 14,000,000	14,000,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expenditure derivatives - change in foreign exchange rate, change in Cdn% relative to US$ (in dollars per share)	$ 0.01
Impact on net income	$ 0	0
Impact on other comprehensive income	$ 12,000,000	7,000,000
Interest rate risk | Short-term borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short-term borrowings, percent change in interest rates	1.00%
Impact on net income	$ 9,000,000	17,000,000
Impact on other comprehensive income	$ 0	$ 0
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent of borrowings	93.60%	87.20%
Floating interest rate | Interest rate risk | Senior Notes Due 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short-term borrowings, percent change in interest rates	1.00%
Impact on net income	$ 7,000,000	$ 0
Impact on other comprehensive income	$ 0	$ 0